Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Clawback Obligations by Segment
The following table presents the clawback obligations by segment:

	December 31,
	2023			2022
		Current and			Current and
	Blackstone	Former		Blackstone	Former
Segment	Holdings	Personnel (a)	Total (b)	Holdings	Personnel (a)	Total (b)
Real Estate	$145,435	$90,337	$235,772	$78,644	$51,771	$130,415
Private Equity	29,046	16,231	45,277	19,279	8,569	27,848
Credit & Insurance	207	262	469	223	205	428

	$174,688	$106,830	$281,518	$98,146	$60,545	$158,691

(a)	The split of clawback between Blackstone Holdings and Current and Former Personnel is based on the performance of individual investments held by a fund rather than on a fund by fund basis.
(b)	Total is a component of Due to Affiliates. See Note 18. “Related Party Transactions — Affiliate Receivables and Payables — Due to Affiliates.”